Investments - Cost, Gross Unrealized Gains and Losses, and Estimated Fair Value of Available for Sale Investments in Fixed Income Maturities and Short-Term Investments (Details) - USD ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross unrealized gains	$ 116.8	$ 26.3
Gross unrealized losses	(3.8)	(77.9)
Fair market value	4,958.2	5,230.7
Total, Available for sale investments in fixed income maturities, Cost or Amortized Cost	4,845.2	5,282.3
Total short-term investments — Available for sale
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross unrealized gains	0.0	0.0
Gross unrealized losses	0.0	0.0
Fair market value	117.6	105.6
Total, Available for sale investments in fixed income maturities, Cost or Amortized Cost	117.6	105.6
Total fixed income securities — Available for sale
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross unrealized gains	116.8	26.3
Gross unrealized losses	(3.8)	(77.9)
Fair market value	5,075.8	5,336.3
Total, Available for sale investments in fixed income maturities, Cost or Amortized Cost	4,962.8	5,387.9
U.S. government
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross unrealized gains	31.3	6.8
Gross unrealized losses	(1.4)	(16.1)
Fair market value	1,413.1	1,404.2
Total, Available for sale investments in fixed income maturities, Cost or Amortized Cost	1,383.2	1,413.5
U.S. agency
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross unrealized gains	0.9	0.1
Gross unrealized losses	0.0	(0.4)
Fair market value	39.6	47.4
Total, Available for sale investments in fixed income maturities, Cost or Amortized Cost	38.7	47.7
Municipal
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross unrealized gains	2.9	1.3
Gross unrealized losses	0.0	(0.8)
Fair market value	50.7	47.2
Total, Available for sale investments in fixed income maturities, Cost or Amortized Cost	47.8	46.7
Corporate
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross unrealized gains	54.8	7.8
Gross unrealized losses	(0.6)	(40.5)
Fair market value	1,959.8	2,206.2
Total, Available for sale investments in fixed income maturities, Cost or Amortized Cost	1,905.6	2,238.9
Non-U.S. government-backed corporate
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross unrealized gains	0.5	0.2
Gross unrealized losses	(0.1)	(0.2)
Fair market value	86.5	93.2
Total, Available for sale investments in fixed income maturities, Cost or Amortized Cost	86.1	93.2
Non-U.S government
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross unrealized gains	4.5	3.6
Gross unrealized losses	(0.4)	(0.8)
Fair market value	328.8	402.6
Total, Available for sale investments in fixed income maturities, Cost or Amortized Cost	324.7	399.8
Asset-backed
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross unrealized gains	0.0	0.0
Gross unrealized losses	0.0	(0.1)
Fair market value	0.2	17.3
Total, Available for sale investments in fixed income maturities, Cost or Amortized Cost	0.2	17.4
Non-agency commercial mortgage-backed securities
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross unrealized gains	0.0
Gross unrealized losses	(0.2)
Fair market value	6.5
Total, Available for sale investments in fixed income maturities, Cost or Amortized Cost	6.7
Agency mortgage-backed
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross unrealized gains	21.9	6.5
Gross unrealized losses	(1.1)	(19.0)
Fair market value	1,073.0	1,012.6
Total, Available for sale investments in fixed income maturities, Cost or Amortized Cost	$ 1,052.2	$ 1,025.1